Share-based compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Number of shares, Outstanding, beginning	5,512,222	4,856,972
Number of shares, Granted	1,282,500	998,000
Number of shares, Exercised	(1,204,483)
Number of shares, Forfeited	(358,348)	(342,750)
Number of shares, Outstanding, ending	5,231,891	5,512,222	4,856,972
Weighted average exercise price, Outstanding, beginning	$ 3.36	$ 2.26
Weighted average exercise price, Granted	2.86	4.13
Weighted average exercise price, Exercised	1.09
Weighted average exercise price, Forfeited	2.86	3.49
Weighted average exercise price, Outstanding, ending	$ 2.86	$ 3.36	$ 2.26
Weighted average remaining contractual term, Outstanding	5 years 3 months	6 years 3 months 25 days	6 years 8 months 1 day
Aggregate intrinsic value, Outstanding, beginning	$ 29,360	$ 39,472
Aggregate intrinsic value, Outstanding, ending	$ 404	$ 29,360	$ 39,472
Weighted average fair value, Outstanding, beginning	$ 3.28	$ 2.72
Weighted average fair value, Granted	2.27	2.49
Weighted average fair value, Exercised	0.73
Weighted average fair value, Forfeited	3.83	4
Weighted average fair value, Outstanding, ending	$ 2.36	$ 3.28	$ 2.72